Significant Accounting Policies (Details) - Orbitz - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Provision for Doubtful Accounts	$ 800
Tax sharing liability, remaining payments	96,171	$ 87,300
Notional amount	$ 190,300	170,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years
Interest Rate Swap [Member]
Property, Plant and Equipment [Line Items]
Notional amount	$ 200,000	$ 200,000